Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 9		₨ 27
Traded goods	685		880
Inventories	₨ 694	$ 8	₨ 907